DERIVATIVE LIABILITY	9 Months Ended	12 Months Ended
	Nov. 30, 2012	Feb. 29, 2012
DERIVATIVE LIABILITY [Text Block]

NOTE 5 – DERIVATIVE LIABILITY

	November 30,	February 29,
	2012	2012
Balance, beginning	$6,374,170	$26,589,856
Fair value of warrants issued	-	3,668,077
Fair value of warrants exercised	(751,691)	(1,674,607)
Change in derivative liability	(4,853,604)	(22,209,156)
Balance, ending	$768,875	$6,374,170

The derivative liability consists of the fair value of share purchase warrants that were issued in unit private placements that have an exercise price in a currency (Canadian dollars) other than the functional currency of the Company. The derivative liability is a non-cash liability and the Company is not required to expend any cash to settle this liability.

Details of these warrants and their fair values are as follows:

		November 30, 2012		February 29, 2012
	Exercise Price	Number		Number
	($CDN)	Outstanding	Fair Value	Outstanding	Fair Value
July 17, 2009	$0.20	-	$-	-	$-
June 29, 2010	$0.10	-	-	1,713,156	312,520
November 8, 2010	$0.10	-	-	7,924,545	1,488,100
January 31, 2011	$0.35	20,070,000	65,711	20,070,000	1,764,212
January 11, 2012	$0.20	20,833,204 *	703,164	20,833,204	2,809,338
		40,903,204	$768,875	50,540,905	$6,374,170

*See Note 7

The fair value of the share purchase warrants were calculated using the Black-Scholes valuation model using the following assumptions: Expected dividend yield – 0% (February 29, 2012: 0%); Expected stock price volatility – 78%-80% (February 29, 2012: 102%-109%); Risk-free interest rate – 1.03% (February 29, 2012: 0.93% - 0.95%); Expected life of share purchase warrants – 0.12 - 0.17 years (February 29, 2012: 0.33 - 0.92 years).

NOTE 8 – DERIVATIVE LIABILITY

	February 29,	February 28,
	2012	2011
Balance, beginning	$26,589,856	$17,727
Fair value of warrants issued	3,668,077	9,688,049
Fair value of warrants exercised	(1,674,607)	(5,288,864)
Change in derivative liability	(22,209,156)	22,172,944
	$6,374,170	$26,589,856

The derivative liability consists of the fair value of share purchase warrants that were issued in unit private placements that have an exercise price in a currency (Canadian dollars) other than the functional currency of the Company. The derivative liability is a non-cash liability and the Company is not required to expend any cash to settle this liability.

Details of these warrants and their fair values are as follows:

		February 29, 2012		February 28, 2011
	Exercise Price	Number		Number
	($CDN)	Outstanding	Fair Value	Outstanding	Fair Value
July 17, 2009	$0.20	-	$-	-	$-
June 29, 2010	$0.10	1,713,156	312,520	1,713,156	1,501,016
November 8, 2010	$0.10	7,924,545	1,488,100	9,839,545	8,669,307
January 31, 2011	$0.35	20,070,000	1,764,212	20,430,000	16,419,533
January 11, 2012	$0.20	20,833,204	2,809,338	-	-
		50,540,905	$6,374,170	31,982,701	$26,589,856

The fair value of the share purchase warrants were calculated using the Black-Scholes valuation model and the following assumptions: Expected dividend yield – 0 (2011:0%); Expected stock price volatility – 102%-109% (2011:159%-170%) Risk-free interest rate – .93%-.95% (2011:1.62% -1.83%); Expected life of share purchase warrants – .33-.92 years (2011:1.33 -1.93 years).